Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of capital management [Abstract]
Schedule of Capital Management

	2018	2017
	$	$
Total long-term debt	8,150	6,537
Less: Cash and cash equivalents	(14,895)	(14,909)

Net debt	(6,745)	(8,372)
Equity	4,317	6,343
Total capital	(2,428)	(2,029)